Share-based Payments - Summary of Principal Assumptions used for Valuation of Share Options (Details)	12 Months Ended
	Dec. 31, 2023 GBP (£) shares yr £ / shares	Dec. 31, 2022 GBP (£) yr shares £ / shares	Dec. 31, 2021 GBP (£) shares yr £ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options granted | shares	2,733,139	1,497,013	4,329,913
2021 Share Options [Member] | Grant Date Jan 13, 2021 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility			81.42%
Dividend yield			0.00%
Risk-free investment rate			0.01%
Fair value of option at grant date | £			£ 2,370
Fair value of share at grant date			£ 3.92
Exercise price at date of grant			£ 3.92
Lapse date			Jan. 13, 2031
Expected option life (years) | yr			4.5
Number of options granted | shares			200,000
2021 Share Options [Member] | Grant Date Feb 10, 2021 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility			87.66%
Dividend yield			0.00%
Risk-free investment rate			0.01%
Fair value of option at grant date | £			£ 4,490
Fair value of share at grant date			£ 4.53
Exercise price at date of grant			£ 0.04
Expected option life (years) | yr			2.5
Number of options granted | shares			91,888
2021 Share Options [Member] | Grant Date Feb 10, 2021 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility			81.45%
Dividend yield			0.00%
Risk-free investment rate			0.11%
Fair value of option at grant date | £			£ 2,740
Fair value of share at grant date			£ 4.53
Exercise price at date of grant			£ 4.53
Lapse date			Feb. 10, 2031
Expected option life (years) | yr			4.5
Number of options granted | shares			872,775
2021 Share Options [Member] | Grant Date Feb 10, 2021 Two [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility			83.86%
Dividend yield			0.00%
Risk-free investment rate			0.05%
Fair value of option at grant date | £			£ 4,490
Fair value of share at grant date			£ 4.53
Exercise price at date of grant			£ 0.04
Lapse date			Feb. 10, 2031
Expected option life (years) | yr			3.5
Number of options granted | shares			337,000
2021 Share Options [Member] | Grant Date Aug 11, 2021 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility			81.07%
Dividend yield			0.00%
Risk-free investment rate			0.28%
Fair value of option at grant date | £			£ 950
Fair value of share at grant date			£ 1.57
Exercise price at date of grant			£ 1.57
Lapse date			Aug. 11, 2031
Expected option life (years) | yr			4.5
Number of options granted | shares			430,000
2021 Share Options [Member] | Grant Date September 15, 2021 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility			79.60%
Dividend yield			0.00%
Risk-free investment rate			0.21%
Fair value of option at grant date | £			£ 1,670
Fair value of share at grant date			£ 1.71
Exercise price at date of grant			£ 0.04
Expected option life (years) | yr			2.5
Number of options granted | shares			140,650
2021 Share Options [Member] | Grant Date Sep 15, 2021 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility			82.06%
Dividend yield			0.00%
Risk-free investment rate			0.29%
Fair value of option at grant date | £			£ 1,670
Fair value of share at grant date			£ 1.71
Exercise price at date of grant			£ 0.04
Lapse date			Sep. 15, 2031
Expected option life (years) | yr			3.5
Number of options granted | shares			603,900
2021 Share Options [Member] | Grant Date Sep 15, 2021 Two [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility			80.90%
Dividend yield			0.00%
Risk-free investment rate			0.36%
Fair value of option at grant date | £			£ 1,040.00
Fair value of share at grant date			£ 1.71
Exercise price at date of grant			£ 1.71
Lapse date			Sep. 15, 2031
Expected option life (years) | yr			4.5
Number of options granted | shares			1,488,700
2021 Share Options [Member] | Grant Date Dec 15, 2021 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility			81.80%
Dividend yield			0.00%
Risk-free investment rate			0.48%
Fair value of option at grant date | £			£ 1,050.00
Fair value of share at grant date			£ 1.72
Exercise price at date of grant			£ 1.72
Lapse date			Dec. 15, 2031
Expected option life (years) | yr			4.5
Number of options granted | shares			165,000
2021 Share Options [Member] | Vesting Dates One [Member] | Grant Date Jan 13, 2021 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Jan. 13, 2022
2021 Share Options [Member] | Vesting Dates One [Member] | Grant Date Feb 10, 2021 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Feb. 10, 2022
2021 Share Options [Member] | Vesting Dates One [Member] | Grant Date Feb 10, 2021 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Feb. 10, 2022
2021 Share Options [Member] | Vesting Dates One [Member] | Grant Date Feb 10, 2021 Two [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Feb. 10, 2022
2021 Share Options [Member] | Vesting Dates One [Member] | Grant Date Aug 11, 2021 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Aug. 11, 2022
2021 Share Options [Member] | Vesting Dates One [Member] | Grant Date September 15, 2021 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Sep. 15, 2022
2021 Share Options [Member] | Vesting Dates One [Member] | Grant Date Sep 15, 2021 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Sep. 15, 2022
2021 Share Options [Member] | Vesting Dates One [Member] | Grant Date Sep 15, 2021 Two [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Sep. 15, 2022
2021 Share Options [Member] | Vesting Dates One [Member] | Grant Date Dec 15, 2021 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Dec. 15, 2022
2021 Share Options [Member] | Vesting Dates Two [Member] | Grant Date Jan 13, 2021 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Jan. 13, 2023
2021 Share Options [Member] | Vesting Dates Two [Member] | Grant Date Feb 10, 2021 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Feb. 10, 2023
2021 Share Options [Member] | Vesting Dates Two [Member] | Grant Date Feb 10, 2021 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Feb. 10, 2023
2021 Share Options [Member] | Vesting Dates Two [Member] | Grant Date Feb 10, 2021 Two [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Feb. 10, 2023
2021 Share Options [Member] | Vesting Dates Two [Member] | Grant Date Aug 11, 2021 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Aug. 11, 2023
2021 Share Options [Member] | Vesting Dates Two [Member] | Grant Date September 15, 2021 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Sep. 15, 2023
2021 Share Options [Member] | Vesting Dates Two [Member] | Grant Date Sep 15, 2021 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Sep. 15, 2023
2021 Share Options [Member] | Vesting Dates Two [Member] | Grant Date Sep 15, 2021 Two [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Sep. 15, 2023
2021 Share Options [Member] | Vesting Dates Two [Member] | Grant Date Dec 15, 2021 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Dec. 15, 2023
2021 Share Options [Member] | Vesting Dates Three [Member] | Grant Date Jan 13, 2021 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Jan. 13, 2024
2021 Share Options [Member] | Vesting Dates Three [Member] | Grant Date Feb 10, 2021 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Feb. 10, 2024
2021 Share Options [Member] | Vesting Dates Three [Member] | Grant Date Feb 10, 2021 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Feb. 10, 2024
2021 Share Options [Member] | Vesting Dates Three [Member] | Grant Date Feb 10, 2021 Two [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Feb. 10, 2024
2021 Share Options [Member] | Vesting Dates Three [Member] | Grant Date Aug 11, 2021 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Aug. 11, 2024
2021 Share Options [Member] | Vesting Dates Three [Member] | Grant Date September 15, 2021 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Sep. 15, 2024
2021 Share Options [Member] | Vesting Dates Three [Member] | Grant Date Sep 15, 2021 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Sep. 15, 2024
2021 Share Options [Member] | Vesting Dates Three [Member] | Grant Date Sep 15, 2021 Two [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Sep. 15, 2024
2021 Share Options [Member] | Vesting Dates Three [Member] | Grant Date Dec 15, 2021 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Dec. 15, 2024
2021 Share Options [Member] | Vesting Dates Four [Member] | Grant Date Jan 13, 2021 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Jan. 13, 2025
2021 Share Options [Member] | Vesting Dates Four [Member] | Grant Date Feb 10, 2021 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Feb. 10, 2025
2021 Share Options [Member] | Vesting Dates Four [Member] | Grant Date Feb 10, 2021 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Feb. 10, 2025
2021 Share Options [Member] | Vesting Dates Four [Member] | Grant Date Feb 10, 2021 Two [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Feb. 10, 2025
2021 Share Options [Member] | Vesting Dates Four [Member] | Grant Date Aug 11, 2021 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Aug. 11, 2025
2021 Share Options [Member] | Vesting Dates Four [Member] | Grant Date September 15, 2021 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Sep. 15, 2025
2021 Share Options [Member] | Vesting Dates Four [Member] | Grant Date Sep 15, 2021 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Sep. 15, 2025
2021 Share Options [Member] | Vesting Dates Four [Member] | Grant Date Sep 15, 2021 Two [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Sep. 15, 2025
2021 Share Options [Member] | Vesting Dates Four [Member] | Grant Date Dec 15, 2021 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Dec. 15, 2025
2022 Share Options [Member] | Grant Date Mar 9, 2022 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility		89.32%
Dividend yield		0.00%
Risk-free investment rate		1.36%
Fair value of option at grant date | £		£ 370
Fair value of share at grant date		£ 0.56
Exercise price at date of grant		£ 0.56
Lapse date		Mar. 09, 2032
Expected option life (years) | yr		4.5
Number of options granted | shares		1,020,925
2022 Share Options [Member] | Grant Date Mar 9, 2022 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility		95.70%
Dividend yield		0.00%
Risk-free investment rate		1.37%
Fair value of option at grant date | £		£ 530
Fair value of share at grant date		£ 0.56
Exercise price at date of grant		£ 0.04
Lapse date		Mar. 09, 2032
Expected option life (years) | yr		3.5
Number of options granted | shares		95,000
2022 Share Options [Member] | Grant Date Jul 12, 2022 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility		94.05%
Dividend yield		0.00%
Risk-free investment rate		1.76%
Fair value of option at grant date | £		£ 640
Fair value of share at grant date		£ 0.67
Exercise price at date of grant		£ 0.04
Lapse date		Jul. 12, 2032
Expected option life (years) | yr		3.5
Number of options granted | shares		275,725
2022 Share Options [Member] | Grant Date Jul 12, 2022 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility		103.18%
Dividend yield		0.00%
Risk-free investment rate		1.79%
Fair value of option at grant date | £		£ 640
Fair value of share at grant date		£ 0.67
Exercise price at date of grant		£ 0.04
Expected option life (years) | yr		2.5
Number of options granted | shares		105,363
2022 Share Options [Member] | Vesting Dates One [Member] | Grant Date Mar 9, 2022 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Mar. 09, 2023
2022 Share Options [Member] | Vesting Dates One [Member] | Grant Date Mar 9, 2022 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Mar. 09, 2023
2022 Share Options [Member] | Vesting Dates One [Member] | Grant Date Jul 12, 2022 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Jul. 12, 2023
2022 Share Options [Member] | Vesting Dates One [Member] | Grant Date Jul 12, 2022 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Jul. 12, 2023
2022 Share Options [Member] | Vesting Dates Two [Member] | Grant Date Mar 9, 2022 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Mar. 09, 2024
2022 Share Options [Member] | Vesting Dates Two [Member] | Grant Date Mar 9, 2022 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Mar. 09, 2024
2022 Share Options [Member] | Vesting Dates Two [Member] | Grant Date Jul 12, 2022 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Jul. 12, 2024
2022 Share Options [Member] | Vesting Dates Two [Member] | Grant Date Jul 12, 2022 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Jul. 12, 2024
2022 Share Options [Member] | Vesting Dates Three [Member] | Grant Date Mar 9, 2022 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Mar. 09, 2025
2022 Share Options [Member] | Vesting Dates Three [Member] | Grant Date Mar 9, 2022 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Mar. 09, 2025
2022 Share Options [Member] | Vesting Dates Three [Member] | Grant Date Jul 12, 2022 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Jul. 12, 2025
2022 Share Options [Member] | Vesting Dates Three [Member] | Grant Date Jul 12, 2022 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Jul. 12, 2025
2022 Share Options [Member] | Vesting Dates Four [Member] | Grant Date Mar 9, 2022 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Mar. 09, 2026
2022 Share Options [Member] | Vesting Dates Four [Member] | Grant Date Mar 9, 2022 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Mar. 09, 2026
2022 Share Options [Member] | Vesting Dates Four [Member] | Grant Date Jul 12, 2022 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Jul. 12, 2026
2022 Share Options [Member] | Vesting Dates Four [Member] | Grant Date Jul 12, 2022 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Jul. 12, 2026
2023 Share Options [Member] | Grant Date January 11, 2023 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility	97.11%
Dividend yield	0.00%
Risk-free investment rate	3.31%
Fair value of option at grant date | £	£ 870
Fair value of share at grant date	£ 1.23
Exercise price at date of grant	£ 1.23
Lapse date	Jan. 11, 2033
Expected option life (years) | yr	4.5
Number of options granted | shares	1,774,176
2023 Share Options [Member] | Grant Date January 11, 2023 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility	105.11%
Dividend yield	0.00%
Risk-free investment rate	3.34%
Fair value of option at grant date | £	£ 1,190
Fair value of share at grant date	£ 1.23
Exercise price at date of grant	£ 0.04
Lapse date	Jan. 11, 2033
Expected option life (years) | yr	3.5
Number of options granted | shares	655,425
2023 Share Options [Member] | Grant Date January 11, 2023 Two [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility	116.33%
Dividend yield	0.00%
Risk-free investment rate	3.38%
Fair value of option at grant date | £	£ 1,190
Fair value of share at grant date	£ 1.23
Exercise price at date of grant	£ 0.04
Expected option life (years) | yr	2.5
Number of options granted | shares	219,163
2023 Share Options [Member] | Grant Date June 16,2023 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility	121.58%
Dividend yield	0.00%
Risk-free investment rate	4.98%
Fair value of option at grant date | £	£ 560
Fair value of share at grant date	£ 0.59
Exercise price at date of grant	£ 0.04
Lapse date	Jun. 16, 2033
Expected option life (years) | yr	2
Number of options granted | shares	37,500
2023 Share Options [Member] | Grant Date June 16,2023 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility	124.98%
Dividend yield	0.00%
Risk-free investment rate	4.99%
Fair value of option at grant date | £	£ 550
Fair value of share at grant date	£ 0.59
Exercise price at date of grant	£ 0.04
Expected option life (years) | yr	1
Number of options granted | shares	9,375
2023 Share Options [Member] | Grant Date July 12,2023 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility	106.61%
Dividend yield	0.00%
Risk-free investment rate	5.21%
Fair value of option at grant date | £	£ 420
Fair value of share at grant date	£ 0.62
Exercise price at date of grant	£ 0.62
Lapse date	Jul. 12, 2033
Expected option life (years) | yr	3
Number of options granted | shares	37,500
2023 Share Options [Member] | Vesting Dates One [Member] | Grant Date January 11, 2023 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Jan. 11, 2024
2023 Share Options [Member] | Vesting Dates One [Member] | Grant Date January 11, 2023 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Jan. 11, 2024
2023 Share Options [Member] | Vesting Dates One [Member] | Grant Date January 11, 2023 Two [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Jan. 11, 2024
2023 Share Options [Member] | Vesting Dates One [Member] | Grant Date June 16,2023 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Jun. 16, 2024
2023 Share Options [Member] | Vesting Dates One [Member] | Grant Date June 16,2023 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Jun. 16, 2024
2023 Share Options [Member] | Vesting Dates One [Member] | Grant Date July 12,2023 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Jul. 12, 2024
2023 Share Options [Member] | Vesting Dates Two [Member] | Grant Date January 11, 2023 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Jan. 11, 2025
2023 Share Options [Member] | Vesting Dates Two [Member] | Grant Date January 11, 2023 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Jan. 11, 2025
2023 Share Options [Member] | Vesting Dates Two [Member] | Grant Date January 11, 2023 Two [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Jan. 11, 2025
2023 Share Options [Member] | Vesting Dates Three [Member] | Grant Date January 11, 2023 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Jan. 11, 2026
2023 Share Options [Member] | Vesting Dates Three [Member] | Grant Date January 11, 2023 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Jan. 11, 2026
2023 Share Options [Member] | Vesting Dates Three [Member] | Grant Date January 11, 2023 Two [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Jan. 11, 2026
2023 Share Options [Member] | Vesting Dates Four [Member] | Grant Date January 11, 2023 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Jan. 11, 2027
2023 Share Options [Member] | Vesting Dates Four [Member] | Grant Date January 11, 2023 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Jan. 11, 2027
2023 Share Options [Member] | Vesting Dates Four [Member] | Grant Date January 11, 2023 Two [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Jan. 11, 2027